Tradr 2X Long NET Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$856,644
TOTAL NET ASSETS — 100.0%	$856,644

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Cloudflare, Inc.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	11/8/2028	$1,742,867	$-	$(131,056)
TOTAL EQUITY SWAP CONTRACTS								$(131,056)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.